Revisions to Previously Issued Quarterly Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Current assets
Cash and cash equivalents	$ 3,303,033	$ 2,365,140	$ 1,369,816
Short-term investments	205,000	385,000	565,000
Cash flows from investing activities
Purchases of short-term investments	(205,000)	(385,000)	(770,000)
Proceeds from maturities of short-term investments			205,000
Net cash used in investing activities	(343,266)	(700,215)	(1,107,971)
Net increase (decrease) in cash and cash equivalents	2,551	(935,342)	(1,930,666)
Cash and cash equivalents	3,303,033	2,365,140	1,369,816
Previously Reported [Member]
Current assets
Cash and cash equivalents	3,508,033	2,750,140	1,934,816
Cash flows from investing activities
Net cash used in investing activities	(138,266)	(315,215)	(542,971)
Net increase (decrease) in cash and cash equivalents	207,551	(550,342)	(1,365,666)
Cash and cash equivalents	3,508,033	2,750,140	1,934,816
Adjustment [Member]
Current assets
Cash and cash equivalents	(205,000)	(385,000)	(565,000)
Short-term investments	205,000	385,000	565,000
Cash flows from investing activities
Purchases of short-term investments	(205,000)	(385,000)	(770,000)
Proceeds from maturities of short-term investments			205,000
Net cash used in investing activities	(205,000)	(385,000)	(565,000)
Net increase (decrease) in cash and cash equivalents	(205,000)	(385,000)	(565,000)
Cash and cash equivalents	$ (205,000)	$ (385,000)	$ (565,000)